Stock-Based Compensation	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
Stock-Based Compensation
11.
Stock-Based Compensation

On February 4, 2019, the Board of Directors adopted the Equity Incentive Plan.

The purpose of the Equity Incentive Plan is to provide directors, officers and employees, whose initiative and efforts are deemed to be important to the successful conduct of our business, with incentives to (a) enter into and remain in the service of the Company or its subsidiaries and affiliates, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance and (d) enhance the long-term performance of the Company. The Equity Incentive Plan is administered by the Compensation Committee of the Board of Directors, or such other committee of the Board of Directors as may be designated by them. Unless terminated earlier by the Board of Directors, the Equity Incentive Plan expires 10 years from the date on which it was adopted.

On September 29, 2021, the Board of Directors approved an increase in the aggregate number of Class A common shares available for issuance as awards under the Equity Incentive Plan by 1,600,000 to 3,412,500 and approved an increase to the maximum number of Class A common shares that each non-executive director may be granted in any one year to 25,000. In addition, with effect from October 1, 2021, the Board of Directors approved awards under the Equity Incentive Plan of (a) up to an aggregate of 1,500,000 Class A common shares to members of senior management, and (b) up to an aggregate of 105,000 Class A common shares to the Company’s non-executive directors (representing an award of up to 15,000 Class A common shares to each such director) (collectively, the “Initial 2021 Incentive Awards”). The Initial 2021 Incentive Awards were subject to the satisfaction of certain service-based and performance-based vesting criteria.

During the year ended December 31, 2022, the Board of Directors approved an award of 13,780 Class A common shares to a non-executive director who was appointed subsequent to the Initial 2021 Incentive Awards, to vest in a similar manner to the Initial 2021 Incentive Awards, adjusted for the date of appointment of the director. During the year ended December 31, 2024, the Board of Directors approved an award to a non-executive director who was appointed subsequent to the Initial 2021 Incentive Awards, amounting to 4,884 Class A common shares which vested and were issued immediately, and 8,311 Class A common shares, which were scheduled to vest in a similar manner to the Initial 2021 Incentive Awards, adjusted for the date of appointment of the director. These awards together with the Initial 2021 Incentive Awards are collectively referred to as the “2021 Incentive Awards.”

In March 2024, as a result of the transition of the Company’s Chief Executive Officer (“CEO”), the Board of Directors approved new awards of (i) 6,465 Class A common shares to a newly appointed non-executive director and (ii) 51,750 Class A common shares, to the newly appointed CEO, in each case, scheduled to vest in a similar manner to the 2021 Incentive Awards, adjusted for the dates of appointment. Further, 155,250 unvested Class A common shares were forfeited during the first quarter of 2024, due to retirement of the former CEO.
During the years ended December 31, 2025, 2024, 2023, 2022 and 2021, 261,461, 535,912, 399,727, 218,366 and 55,175 Class A common shares vested, respectively, pursuant to the 2021 Incentive Awards. An aggregate of 1,470,641 Class A common shares under the 2021 Incentive Awards vested and were issued by December 31, 2025. Of the total Class A common shares which vested under the 2021 Incentive Awards up to December 31, 2025, and December 31, 2024, nil and 204,797, respectively, had not been issued.

Effective September 25, 2025, the Board of Directors approved an increase in the aggregate number of Class A common shares available for issuance as awards under the Equity Incentive Plan by 2,430,000 shares. Effective October 1, 2025, the Board of Directors approved new awards of Class A common shares, with each such award having a term of 3.25 years (ending December 31, 2028) (the “Term”) (such awards, the “2025 Incentive Awards”).

The 2025 Incentive Awards are divided into three tranches: (i) a service tranche, which vests quarterly, pro rata, during the Term, conditioned only on the recipient’s continued service (“Service Tranche”), (ii) a performance tranche, which is earned upon the Company’s achievement of a specified annualized return on equity that is measured on each of December 31 of 2026, 2027 and 2028, after which, such shares are notionally divided into a number of quarterly installments within the Term and are eligible to vest on this basis (“Performance Tranche”), and (iii) a moonshot tranche, which is measured and will vest at the end of the Term based on the achievement of a specified return on equity over the full Term (“Moonshot Tranche”). The Performance Tranche payout thresholds are (a) below 13% return on equity: no payout, (b) 13%-15% return on equity: 50% payout, (c) 15% return on equity: 100% payout (target), and (d) Moonshot 30% return on equity: 100% payout.

Of the 2025 Incentive Awards, (a) members of senior management were awarded an aggregate of up to 2,195,250 Class A common shares (comprising a Service Tranche of 731,750 shares, a Performance Tranche of 731,750 shares, and a Moonshot Tranche of 731,750 shares), (b) each non-executive director of the Company was awarded up to 22,500 shares (comprising a Service Tranche of 7,500 shares, a Performance Tranche of 7,500 shares, and a Moonshot Tranche of 7,500 shares), and (c) other new awards were made in an aggregate amount of up to 54,750 Class A common shares (comprising a Service Tranche of 18,250 shares, a Performance Tranche of 18,250 shares, and a Moonshot Tranche of 18,250 shares).

For the six months ended June 30, 2026 and year ended December 31, 2025, a total of 121,806 and 60,903, respectively, Class A common shares vested under the 2025 Incentive Awards.

Stock-based awards since January 1, 2025, are summarized as follows:

	Stock-Based Awards
	Number of Shares
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2025	261,461	$21.92	n/a
Granted in September 2025	2,375,250	25.55	n/a
Vested in year ended December 31, 2025	(322,364)	n/a	28.23
Unvested as at December 31, 2025	2,314,347	$25.55	n/a
Vested in period ended June 30, 2026	(121,806)	n/a	37.42
Unvested as at June 30, 2026	2,192,541	$25.55	n/a

Using the graded vesting method of expensing the incentive stock awards, the weighted average fair value of the stock awards is recognized as compensation costs in the interim unaudited condensed Consolidated Statements of Income over the vesting period. The fair value of the incentive stock awards for time-vesting and performance-based awards is calculated by multiplying the number of stock awards by the fair value of the shares at the closing market price of a share of our common stock on the date of the grant, modified as appropriate to take into account the features of such grants. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.
The Company’s performance-based compensation expenses are calculated based on the valuation at the grant date and recognized based on the probability of achieving those targets. The Company assesses the probability of the performance targets being achieved at each balance sheet date, and expenses are recognized accordingly.

For the six months ended June 30, 2026, and 2025, the Company recognized a total of $10,998 and $4,244, in respect of stock-based compensation.